Cover Page Statement	Oct. 23, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 23, 2019
Entity Registrant Name	VARIAN MEDICAL SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7598
Entity Tax Identification Number	94-2359345
Entity Address, Address Line One	3100 Hansen Way,
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304-1030
City Area Code	(650)
Local Phone Number	493-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	VAR
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000203527